Condensed financial information of the Company - Condensed balance sheets (parenthetical) (Details) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Condensed financial information of the Company
Ordinary shares, par value	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	9,000,000	9,000,000
Ordinary shares, shares outstanding	9,000,000	9,000,000
Reportable legal entities | Parent company
Condensed financial information of the Company
Ordinary shares, par value	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	18,000,000	18,000,000
Ordinary shares, shares outstanding	9,000,000	9,000,000